UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:            June 30, 2007
                                                          ----------------------

Check here if Amendment |_|; Amendment Number: ____________
         This Amendment (Check only one.):     |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:
               Ridgeback Capital Investments Ltd.
               -----------------------------------------------
Address:       430 Park Avenue, 12th Floor
               -----------------------------------------------
               New York, New York 10022
               -----------------------------------------------

Form 13F File Number:  28-12277
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Bud Holman
             --------------------------------------------------
Title:       Attorney-in-Fact for Wayne Holman, Director
             --------------------------------------------------
Phone:       (212) 808-7729
             --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Bud Holman                    New York, New York         August 6, 2007
  --------------------------    --------------------------   -------------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               ----------------------

Form 13F Information Table Entry Total:        26
                                               ----------------------

Form 13F Information Table Value Total:        $539,439
                                               ----------------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.    Form 13F File Number      Name

            1      28-   12280               Ridgeback Capital Management LLC
                         ---------------     ---------------------------------

            2      28-   12278               Wayne Holman
                         ---------------     ---------------------------------




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

                                       FORM 13F INFORMATION TABLE

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       COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
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    NAME OF ISSUER     TITLE OF CLASS   CUSIP      VALUE    SHRS OR PRN  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
                                                  (x$1000)      AMT      PRN  CALL   DISCRETION   MANAGERS
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                                                                                                              SOLE SHARED   NONE
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 Cardiome Pharma Corp.  Common Stock  14159U202    $3,238     351,521    SH           Sole         1,2                      351,521
------------------------------------------------------------------------------------------------------------------------------------
  Acorda Therapeutics   Common Stock  00484M106   $56,789    3,328,762   SH           Sole         1,2                    3,328,762
         Inc.
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      Avigen Inc.       Common Stock  053690103    $7,710    1,253,707   SH           Sole         1,2                    1,253,707
------------------------------------------------------------------------------------------------------------------------------------
   Zymogenetics Inc.    Common Stock  98985T109   $44,561    3,050,000   SH           Sole         1,2                    3,050,000
------------------------------------------------------------------------------------------------------------------------------------
        Alnylam         Common Stock  02043Q107    $1,519     100,000    SH           Sole         1,2                      100,000
 Pharmaceuticals Inc.
------------------------------------------------------------------------------------------------------------------------------------
        Momenta         Common Stock  60877T100   $17,789    1,764,826   SH           Sole         1,2                    1,764,826
 Pharmaceuticals Inc.
------------------------------------------------------------------------------------------------------------------------------------
        Momenta         Common Stock  60877T100     $512      705,700    SH   CALL    Sole         1,2
 Pharmaceuticals Inc.
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   Adams Respiratory    Common Stock  00635P107   $118,170   3,000,000   SH           Sole         1,2                    3,000,000
     Therapeutics
------------------------------------------------------------------------------------------------------------------------------------
 Altus Pharmaceuticals  Common Stock  02216N105     $962       83,397    SH           Sole         1,2                       83,397
         Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Hansen Medical Inc.   Common Stock  411307101    $3,383     179,087    SH           Sole         1,2                      179,087
------------------------------------------------------------------------------------------------------------------------------------
      Biodel Inc.       Common Stock  09064M105   $14,422     728,386    SH           Sole         1,2                      728,386
------------------------------------------------------------------------------------------------------------------------------------
     Maxygen Inc.       Common Stock  577776107    $9,209    1,074,526   SH           Sole         1,2                    1,074,526
------------------------------------------------------------------------------------------------------------------------------------
      Tanox Inc.        Common Stock  87588Q109    $2,255     116,200    SH           Sole         1,2                      116,200
------------------------------------------------------------------------------------------------------------------------------------
     Incyte Corp.       Common Stock  45337C102    $9,027    1,504,443   SH           Sole         1,2                    1,504,443
------------------------------------------------------------------------------------------------------------------------------------
 Monogram Biosciences   Common Stock  60975U108     $676      400,000    SH           Sole         1,2                      400,000
         Inc.
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     Isolagen Inc.      Common Stock  46488N103   $11,708    2,754,900   SH           Sole         1,2                    2,754,900
------------------------------------------------------------------------------------------------------------------------------------
 Exact Sciences Corp.   Common Stock  30063P105     $939      325,000    SH           Sole         1,2                      325,000
------------------------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals  Common Stock  004225108   $10,683     781,500    SH           Sole         1,2                      781,500
         Inc.
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    AP Pharma Inc.      Common Stock  00202J203    $1,605     732,891    SH           Sole         1,2                      732,891
------------------------------------------------------------------------------------------------------------------------------------
 Human Genome Sciences  Common Stock  444903108   $57,980    6,500,000   SH           Sole         1,2                    6,500,000
         Inc.
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      Vivus Inc.        Common Stock  928551100   $12,122    2,317,814   SH           Sole         1,2                    2,317,814
------------------------------------------------------------------------------------------------------------------------------------
        Poniard         Common Stock  732449301    $3,665     539,000    SH           Sole         1,2                      539,000
 Pharmaceuticals Inc.
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  CVS Caremark Corp.    Common Stock  126650100   $36,450    1,000,000   SH           Sole         1,2                    1,000,000
------------------------------------------------------------------------------------------------------------------------------------
  OSI Pharmaceuticals   Common Stock  671040103    $3,621     100,000    SH           Sole         1,2                      100,000
         Inc.
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   Biogen Idec Inc.     Common Stock  09062X103   $96,300    1,800,000   SH           Sole         1,2                    1,800,000
------------------------------------------------------------------------------------------------------------------------------------
   Imclone Sys. Inc.    Common Stock  45245W109   $14,144     400,000    SH           Sole         1,2                      400,000
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